TRADE RECEIVABLES (Details) - Maximum [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about trade receivables [line items]
Credit terms	30 days
Age of trade receivables	1 year	1 year